Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Net investment in finance leases, 2022	$ 220,532
Net investment in finance leases, 2023	207,833
Net investment in finance leases, 2024	204,495
Net investment in finance leases, 2025	200,225
Net investment in finance leases, 2026	199,242
Net investment in finance leases, 2027 and thereafter	1,517,142
Net investment in finance leases, Total future minimum lease payments receivable	2,549,469	$ 2,558,339
Container leaseback financing receivable, 2022	91,113
Container leaseback financing receivable, 2023	87,646
Container leaseback financing receivable, 2024	80,344
Container leaseback financing receivable, 2025	75,539
Container leaseback financing receivable, 2026	74,416
Container leaseback financing receivable, 2027 and thereafter	640,788
Container leaseback financing receivable, Total future minimum lease payments receivable	1,049,846	$ 483,325
Future minimum lease payments receivable, 2022	311,645
Future minimum lease payments receivable, 2023	295,479
Future minimum lease payments receivable, 2024	284,839
Future minimum lease payments receivable, 2025	275,764
Future minimum lease payments receivable, 2026	273,658
Future minimum lease payments receivable, 2027 and thereafter	2,157,930
Total future minimum lease payments receivable	$ 3,599,315